Cover	Apr. 14, 2026	Apr. 13, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date	Apr. 13, 2026
Entity Registrant Name		Virgin Galactic Holdings, Inc
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38202
Entity Tax Identification Number		85-3608069
Entity Address, Address Line One		1700 Flight Way
Entity Address, City or Town		Tustin
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		92782
City Area Code		949
Local Phone Number		774-7640
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, $0.0001 par value per share
Trading Symbol		SPCE
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001706946